INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Dec. 31, 2012 Predecessor
Assets
Accrued reserves	$ 35,359	$ 33,156
Capital loss carryforwards	2,077	564
Pension postretirement and deferred compensation	28,001	29,290
Corporate borrowings	50,558	43,839
Deferred revenue	136,350	154,155
Lease liabilities	86,417	97,307
Capital and financing lease obligations	40,102	37,956
Alternative minimum tax and other credit carryovers	15,083	19,545
Charitable contributions	1,051
Net operating loss carryforward	241,216	214,770
Total	636,214	630,582
Less: Valuation allowance	(248,420)		(232,985)	(413,666)	(248,240)
Total deferred income taxes	387,794	630,582
Liabilities
Tangible assets	(125,641)	(102,669)
Intangible assets	(76,430)	(89,761)
Receivables	(1,632)	(3,513)
Investments	(231,524)	(227,718)
Total deferred income taxes	(435,227)	(423,661)
Rollforward of the Company's valuation allowance for deferred tax assets
Balance at Beginning of Period	232,985	248,420	413,666	329,221	248,240
Additions Charged (Credited) to Revenues, Costs and Expenses	18,880	(265,600)	(21,700)	32,560
Charged (Credited) to Goodwill	195	11,088	(158,981)
Charged (Credited) to Other Accounts	(3,640)	6,092		51,885
Balance at End of Period	$ 248,420		$ 232,985	$ 413,666	$ 248,240